SUPPLEMENT DATED MARCH 31, 2022
to

PROSPECTUSES  DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE AND MASTERS EXTRA II

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY, FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE, COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA, COLUMBIA ALL-STAR FREEDOM AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to an investment option that is available under your Contract.

Effective on or about April 29, 2022, the name of the following investment option will be changed:

Current Name	New Name

Invesco V.I. International Growth Fund	Invesco V.I. EQV International Equity Fund

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.